BUSINESS COMBINATIONS (Details 1) - Returngo Ltd [Member] $ in Thousands	1 Months Ended
Jul. 31, 2025 USD ($)
Business Acquisition [Line Items]
Total Intangible assets acquired	$ 11,833
Technology Service [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired	$ 8,641	[1]
Estimated useful lives	5 years	[1]
Customer Relationships [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired	$ 3,192	[1]
Estimated useful lives	4 years	[1]

[1]	The fair value of the assets above were determined using the income approach.